--------------------------------------------------------------------------------
The Guardian Cash Fund
------------------------------------

[PHOTO OMITTED]

Alexander M. Grant, Jr.,
Portfolio Manager

Objective: Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity.

Portfolio: Short-term money market instruments.

Inception: November 10, 1981

Net Assets at June 30, 2001: $450,954,957

Q:    How did The Guardian Cash Fund perform during the first half of 2001?

A: As of June 29, 2001, the effective 7-day annualized yield for The Guardian Cash Fund was 3.46%.(1) The Fund produced an annualized total return of 4.60%(2) for the half-year ended June 30, 2001. In contrast, the effective 7-day annualized yield of Tier One money market funds as measured by iMoneyNet, Inc. was 3.46%; total return for the same category was 4.55%. iMoneyNet, Inc. (formerly IBC Financial Data) is a research firm that tracks money market funds.

Q:    What was your investment strategy during the year?

A: The Guardian Cash Fund is a place for our investors to put their money while they decide their preferred long-term investment vehicle, be it stocks or bonds. Also, some of our investors prefer the relative stability of the money markets. To best accommodate all of our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity. Our investment strategy was to create a diversified portfolio of money market instruments that presents minimal credit risks according to our criteria. As always, we only purchased securities from issuers that had received ratings in the two highest credit quality categories established by nationally recognized statistical ratings organizations like Moody's Investors Service Inc. and Standard & Poor's Corporation for the Fund's portfolio. Most of the portfolio (94.17%) was invested in commercial paper; the balance (5.83%) was invested in repurchase agreements.

Q:    What factors affected the Fund's performance?

A: Money market funds are directly affected by the actions of the Federal Reserve Board (Fed). During the first half of 2001, the Fed's policymaking Federal Open Market Committee (FOMC) lowered the Federal Fund's target rate to 3.75%. The Federal Fund's target is the rate at which banks can borrow from each other overnight. While the Fed does not set this rate, it can establish a target rate and, through open market operations, the Fed can move member banks in the direction of that target rate. The Discount Rate is the rate at which banks can borrow directly from the Fed. Another factor affecting performance was the portfolio's average maturity of 29 days as of June 29, 2001. The average Tier One money market fund as measured by iMoneyNet had an average maturity of 52 days.

Q:    What is your outlook for the remainder of the year?

A: Uncertainty with the direction of the stock market contributes to large daily inflows and outflows of funds in the Fund. As the stock market rallies, our investors typically transfer cash to equity funds. During those times when the stock market stalls, we see cash inflows. Due to the relatively short average days-to-maturity, these daily fluctuations have little effect on the Fund.

================================================================================
      "Uncertainty with the direction of the stock market contributes to large daily inflows and outflows of funds in the Fund. As the stock market rallies, our investors typically transfer cash to equity funds. During those times when the stock market stalls, we see cash inflows. Due to the relatively short average days-to-maturity, these daily fluctuations have little effect on the Fund."
================================================================================

--------------------------------------------------------------------------------
(1) Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not a guarantee of future results.
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's share, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------


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25
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--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
------------------------------

Schedule of Investments
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Commercial Paper -- 87.4%
--------------------------------------------------------------------------------

Principal                                            Maturity
Amount                                                 Date              Value
--------------------------------------------------------------------------------
FINANCIAL  -- 41.4%
Asset Backed Securities  -- 9.7%
$ 9,000,000   Autobanh Funding Co. LLC
                3.75%                                7/25/2001       $ 8,977,500
  5,000,000   Receivables Capital Corp.
                4.67%                                7/16/2001         4,990,271
  5,000,000   Receivables Capital Corp.
                3.74%                                9/10/2001         4,963,119
 10,000,000   Surrey Funding Corp.
                4.00%                                8/15/2001         9,950,000
  5,000,000   Variable Funding Capital
                3.96%                                7/11/2001         4,994,500
 10,000,000   Variable Funding Capital
                3.85%                                7/25/2001         9,974,334
                                                                     -----------
                                                                      43,849,724
--------------------------------------------------------------------------------
Finance Companies -- 5.1%
  6,000,000 Coca-Cola Financial Corp.
                3.73%                                9/20/2001         5,949,645
  5,000,000   John Deere Capital Corp.
                3.58%                                9/10/2001         4,964,697
  4,000,000   Private Export Funding Corp.
                4.17%                                7/17/2001         3,992,587
  4,000,000   Private Export Funding Corp.
                4.59%                                7/30/2001         3,985,210
  4,000,000   Private Export Funding Corp.
                4.09%                                8/24/2001         3,975,460
                                                                     -----------
                                                                      22,867,599
--------------------------------------------------------------------------------
Financial - Banks -- 14.8%
 10,000,000   Bank of America Corp.
                3.92%                                7/12/2001         9,988,022
  5,000,000   Bank One Corp.
                3.94%                                7/12/2001         4,993,981
  8,000,000   Barclays U.S. Funding
                3.90%                                 8/8/2001         7,967,067
  8,000,000   Dresdner Bank AG
                4.20%                                7/24/2001         7,978,533
  9,093,000   Intrepid Funding Tr.
                3.98%                                7/10/2001         9,083,952
  6,000,000   J.P. Morgan Chase & Co.
                3.87%                                 8/6/2001         5,976,780
  5,000,000   J.P. Morgan Chase & Co.
                3.64%                                8/22/2001         4,973,711
  6,000,000   Societe Generale
                3.785%                               8/13/2001         5,972,874
 10,000,000   Societe Generale
                3.82%                                 8/1/2001         9,967,106
                                                                     -----------
                                                                      66,902,026
--------------------------------------------------------------------------------

Principal                                            Maturity
Amount                                                 Date              Value
--------------------------------------------------------------------------------
Financial - Other -- 9.8%
$12,500,000   Govco, Inc.
                3.92%                                 8/2/2001       $12,456,444
 12,000,000   Household Financial Corp.
                3.68%                                 8/2/2001        11,960,747
 10,000,000   HVB Finance
                3.80%                                 8/7/2001         9,960,944
 10,000,000   Salomon, Inc.
                3.62%                                8/14/2001         9,955,756
                                                                     -----------
                                                                      44,333,891
--------------------------------------------------------------------------------
Insurance -- 2.0%
  9,000,000   American General Fin. Corp.
                3.85%                                7/20/2001         8,981,712
--------------------------------------------------------------------------------
              TOTAL FINANCIAL                                        186,934,952
--------------------------------------------------------------------------------
INDUSTRIAL -- 46.0%
Aerospace and Defense -- 2.7%
$12,000,000   British Aerospace
                3.98%                                 7/6/2001       $11,993,367
--------------------------------------------------------------------------------
Automotive -- 2.0%
  9,000,000   Volkswagen of America, Inc.
                3.68%                                7/25/2001         8,977,920
--------------------------------------------------------------------------------
Conglomerates -- 3.3%
  5,000,000   General Electric Capital Corp.
                3.64%                                8/17/2001         4,976,239
 10,000,000   General Electric Capital Corp.
                3.63%                                9/14/2001         9,924,375
                                                                     -----------
                                                                      14,900,614
--------------------------------------------------------------------------------
Drugs and Hospitals -- 6.6%
 10,000,000   Abbott Laboratories
                3.96%                                 7/2/2001         9,998,900
 10,000,000   Bayer Corp.
                3.65%                                8/20/2001         9,949,306
 10,000,000   Pfizer, Inc.
                3.70%                                7/24/2001         9,976,361
                                                                     -----------
                                                                      29,924,567
--------------------------------------------------------------------------------
Food, Beverage and Tobacco -- 4.6%
  8,000,000   Coca-Cola Enterprises, Inc.
                3.65%                                9/10/2001         7,942,411
  8,000,000   H.J. Heinz Co.
                3.72%                                7/27/2001         7,978,506
  5,000,000   H.J. Heinz Co.
                3.83%                                7/31/2001         4,984,042
                                                                     -----------
                                                                      20,904,959
--------------------------------------------------------------------------------
Household Products -- 2.2%
 10,000,000   Colgate-Palmolive Co.
                3.93%                                7/12/2001         9,987,992
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
60

--------------------------------------------------------------------------------

Principal                                            Maturity
Amount                                                 Date              Value
--------------------------------------------------------------------------------
Machinery and Equipment -- 2.0%
$ 9,000,000   Deere & Co.
                3.96%                                7/17/2001       $ 8,984,160
--------------------------------------------------------------------------------
Machinery - Industrial Specialty -- 1.8%
  8,000,000   Illinois Tool Works, Inc.
                4.23%                                 7/3/2001         7,998,120
--------------------------------------------------------------------------------
Merchandising - Mass -- 2.0%
  4,000,000   Wal-Mart Stores, Inc.
                3.76%                                7/18/2001         3,992,898
  5,000,000   Wal-Mart Stores, Inc.
                3.66%                                7/31/2001         4,984,750
                                                                     -----------
                                                                       8,977,648
--------------------------------------------------------------------------------
Oil and Gas Services -- 3.8%
  9,000,000   Equilon Enterprises LLC
                3.95%                                 7/5/2001         8,996,050
  8,000,000   Equilon Enterprises LLC
                3.85%                                7/23/2001         7,981,178
                                                                     -----------
                                                                      16,977,228
--------------------------------------------------------------------------------
Oil - Integrated - International -- 2.4%
  6,000,000   Texaco, Inc.
                3.92%                                7/23/2001         5,985,626
  5,000,000   Texaco, Inc.
                3.76%                                8/21/2001         4,973,367
                                                                     -----------
                                                                      10,958,993
--------------------------------------------------------------------------------
Telecommunications -- 11.5%
  5,000,000   BellSouth Capital Funding Corp.
                3.81%                                 8/7/2001         4,980,421
  5,000,000   BellSouth Capital Funding Corp.
                3.78%                                8/16/2001         4,975,850
 10,000,000   Cingular Wireless
                3.65%                                8/23/2001         9,946,264
  9,000,000   SBC Comm., Inc.
                3.81%                                7/27/2001         8,975,235
  8,000,000   SBC Comm., Inc.
                3.65%                                7/30/2001         7,976,478
  5,000,000   Verizon Global Funding Corp.
                3.87%                                7/12/2001         4,994,087
  5,000,000   Verizon Global Funding Corp.
                3.60%                                8/22/2001         4,974,000
  5,000,000   Verizon Global Funding Corp.
                3.89%                                7/16/2001         4,991,896
                                                                     -----------
                                                                      51,814,231
--------------------------------------------------------------------------------

Principal                                            Maturity
Amount                                                 Date              Value
--------------------------------------------------------------------------------
Utilities - Electric and Water -- 1.1%
$ 5,000,000   Virginia Electric & Power Co.
                3.91%                                7/12/2001       $ 4,994,026
--------------------------------------------------------------------------------
              TOTAL INDUSTRIAL                                       207,393,825
--------------------------------------------------------------------------------
              Total Commercial Paper
                (Cost $394,328,777)                                  394,328,777
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Floating Rate Notes and Bonds - 7.2%
--------------------------------------------------------------------------------
Municipal Bonds -- 7.2%
$13,665,000   California Housing Fin.  Agency (a)
                3.95%                                 7/3/2001      $ 13,665,000
 19,000,000   Sacramento Cnty., CA (a)
                3.95%                                 7/3/2001        19,000,000
                                                                     -----------
                                                                      32,665,000
--------------------------------------------------------------------------------
              Total Floating Rate Notes and Bonds
                (Cost $32,665,000)                                    32,665,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement - 5.9%
--------------------------------------------------------------------------------
$26,441,000   State Street Bank and Trust Co.
              repurchase agreement,
              dated 6/30/2001,
              maturity value
              $26,449,880 at 4.03% due
              7/2/2001 (1)
                (Cost $26,441,000)                                  $ 26,441,000
--------------------------------------------------------------------------------
Total Investments -- 100.5%
   (Cost $453,434,777)                                               453,434,777
Liabilities in Excess of Cash, Receivables
  and Other Assets -- (0.5)%                                         (2,479,820)
--------------------------------------------------------------------------------
Net Assets -- 100%                                                  $450,954,957
--------------------------------------------------------------------------------

(a)   Floating rate note. The rate shown is the rate in effect at June 30, 2001.

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
June 30, 2001 (Unaudited)

ASSETS
  Investments, at market (cost $453,434,777)                        $453,434,777
  Cash                                                                       226
  Interest receivable                                                    347,729
  Receivable for fund shares sold                                        173,171
  Other assets                                                             1,489
                                                                    ------------
    Total Assets                                                     453,957,392
                                                                    ------------

LIABILITIES
  Payable for fund shares redeemed                                     2,807,064
  Accrued expenses                                                        10,446
  Due to affiliates                                                      184,925
                                                                    ------------
    Total Liabilities                                                  3,002,435
                                                                    ------------
    Net Assets                                                      $450,954,957
                                                                    ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                             $  4,509,550
  Additional paid-in capital                                         446,445,407
                                                                    ------------
    Net Assets                                                      $450,954,957
                                                                    ============

Shares Outstanding -- $0.10 par value                                 45,095,496
                                                                    ============

Net Asset Value Per Share                                           $      10.00
                                                                    ============

Statement of Operations
Six Months Ended
June 30, 2001 (Unaudited)

INVESTMENT INCOME
  Interest                                                          $ 11,363,993
                                                                    ------------
  Expenses:
    Investment advisory fees - Note B                                  1,111,793
    Custodian fees                                                        42,312
    Printing expense                                                      22,315
    Audit fees                                                             9,173
    Directors' fees -- Note B                                              6,199
    Legal fees                                                             2,033
    Loan commitment fees -- Note H                                         1,533
    Insurance expense                                                      1,024
    Registration fees                                                        992
    Other                                                                    348
                                                                    ------------
    Total Expenses                                                     1,197,722
                                                                    ------------
NET INVESTMENT INCOME,
    REPRESENTING NET INCREASE IN
      NET ASSETS FROM OPERATIONS                                    $ 10,166,271
                                                                    ============

                       See notes to financial statements.


--------------------------------------------------------------------------------
62

Statement of Changes in Net Assets

                                                                                                   Six Months           Year Ended
                                                                                                      Ended             December 31,
                                                                                                  June 30, 2001            2000
                                                                                                   (Unaudited)            Audited)
                                                                                                  -------------         ------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income                                                                          $10,166,271          $24,982,417
                                                                                                   -----------          -----------
      Net Increase in Net Assets from Operations                                                    10,166,271           24,982,417
                                                                                                   -----------          -----------

  Dividends to Shareholders from:
    Net investment income                                                                          (10,166,271)         (24,982,417)
                                                                                                   -----------          -----------

  From Capital Share Transactions:
    Net increase/(decrease) in net assets from capital share transactions - Note G                  27,917,111          (61,090,573)
                                                                                                   -----------          -----------
  Net Increase/(Decrease) in Net Assets                                                             27,917,111          (61,090,573)

NET ASSETS:
Beginning of period                                                                                423,037,846          484,128,419
                                                                                                   -----------          -----------
End of period                                                                                     $450,954,957         $423,037,846
                                                                                                  ============         ============

                       See notes to financial statements.


--------------------------------------------------------------------------------
                                                                              63

--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                   Six Months
                                                      Ended                        Year Ended December 31, (Audited)
                                                   June 30, 2001     --------------------------------------------------------------
                                                    (Unaudited)        2000          1999          1998          1997          1996
                                                                     --------------------------------------------------------------
Net asset value,
  beginning of period                                  $10.00        $10.00        $10.00        $10.00        $10.00        $10.00
                                                       ------        ------        ------        ------        ------        ------
Income from investment
  operations:
  Net investment income                                  0.23          0.59          0.47          0.50          0.50          0.49
Dividends to Shareholders from:
  Net investment income                                 (0.23)        (0.59)        (0.47)        (0.50)        (0.50)        (0.49)
                                                       ------        ------        ------        ------        ------        ------
Net asset value, end of period                         $10.00        $10.00        $10.00        $10.00        $10.00        $10.00
                                                       ------        ------        ------        ------        ------        ------
Total return*                                            2.30%(a)      6.01%         4.77%         5.10%         5.14%         4.98%
                                                       ------        ------        ------        ------        ------        ------
Ratios/supplemental data:
  Net assets, end of period
    (000's omitted)                                  $450,955      $423,038      $484,128      $419,483      $368,122      $378,322
  Ratio of expenses to
    average net assets                                   0.54%(b)      0.54%         0.53%         0.53%         0.54%         0.54%
  Ratio of net investment
    income to average net assets                         4.57%(b)      5.85%         4.68%         4.99%         5.02%         4.86%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Not annualized.
(b)   Annualized.

                       See notes to financial statements.


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--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Note A -- Organization and Accounting Policies
--------------------------------------------------------------------------------

      The Guardian Variable Contract Funds, Inc. (GVCF) was organized in March 1983 and was formerly known as "The Guardian Stock Fund, Inc." prior to September 13, 1999. Shares are offered in four series: The Guardian Stock Fund
(GSF), The Guardian VC 500 Index Fund (GVC500IF), The Guardian VC Asset Allocation Fund (GVCAAF), and The Guardian VC High Yield Bond Fund (GVCHYBF). The Guardian Life Insurance Company of America (Guardian Life) commenced investment into GVCHYBF on August 17, 1999, GVC500IF on August 25, 1999 and GVCAAF on September 15, 1999, with 107,281 shares for $1,072,813; 20,027,804 shares for $200,278,036; and 2,500,000 shares for $25,000,000, respectively, to facilitate operations.

      GVCF, The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc.
(GCF) are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each series of GVCF and GBF and GCF are referred to collectively as the "Funds" and individually as a "Fund."

      GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF, and shares of GVC500IF, GVCAAF, GVCHYBF, GBF and GCF, are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly-owned subsidiary of Guardian Life. GSF's Class II shares are offered through the ownership of variable annuities and variable life insurance policies issued by other insurance companies that offer GSF as an investment option through their separate accounts. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of June 30, 2001, no Class II shares have been issued.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on national securities exchanges are valued based upon closing prices on these exchanges. Securities traded in the over-the-counter market and listed securities for which there have been no trades for the day are valued at the mean of the bid and asked prices.

      Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Securities for which market quotations are not readily available, including certain mortgage-backed securities and restricted securities, are valued by using methods that each Fund's Board of Directors, in good faith, believes will accurately reflect their fair value.

      The valuation of securities held by GCF is based upon their amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost valuations do not take into account unrealized gains and losses.

      Investment securities transactions are recorded on the date of purchase or sale. Repurchase agreements are carried at cost, which approximates value (see Note C).


--------------------------------------------------------------------------------
66

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

      Net realized gain or loss on sales of investments is determined on an identified cost basis. Interest income, including amortization of premium and discount, is recorded when earned. Dividends are recorded on the ex-dividend date.

      In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the GSF, GVC500IF, GVCAAF, GVCHYBF, GBF and GCF does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Foreign Currency Translation

      GSF, GVC500IF and GVCHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      GSF, GVC500IF, and GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency.

Futures Contracts

      GSF, GVC500IF, GVCAAF and GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge


--------------------------------------------------------------------------------
                                                                              67

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

against anticipated future changes in interest or exchange rates or securities prices (or for non-hedging purposes). Should interest or exchange rates or securities prices move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Taxes

      Each Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code), and as such will not be subject to federal income tax on investment income (including any realized capital gains) which is distributed to its shareholders in accordance with the applicable provisions of the Code. Therefore, no federal income tax provision is required.

Reclassifications of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

Dividend Distributions

      GSF, GVC500IF, GVCAAF, GVCHYBF and GBF intend to distribute each year, as dividends or capital gain distributions, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the applicable Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the policy of GSF, GVC500IF, GVCAAF, GVCHYBF and GBF is to distribute net investment income approximately every six months and net capital gains annually. This policy is, however, subject to change at any time by each Fund's Board of Directors.

      GCF earns interest on its investments and declares all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All dividends and distributions are credited in the form of additional shares of GCF at net asset value on the payable date.

--------------------------------------------------------------------------------
Note B -- Investment Advisory Agreements
          and Payments to Related Parties
--------------------------------------------------------------------------------

      Each Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of GIAC. GSF, GVCAAF, GBF and GCF pay investment advisory fees at an annual rate of .50% of the average daily net assets of each Fund. GVC500IF and GVCHYBF pay investment advisory fees at an annual rate of .25% and .60% respectively, of their average daily net assets. GISC voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds
 .28% of the average daily net assets of GVC500IF. GISC subsidized .04% of the ordinary operating expenses of GVC500IF and $63,902 for the six months ended June 30, 2001. If total expenses of the Funds, except GVC500IF (excluding taxes, interest and brokerage commissions, but including the investment advisory fee) exceed 1% per annum of the average daily net assets of the Funds, GISC has agreed to assume any such excess expenses. None of the Funds exceeded this limit during the six months ended June 30, 2001.


--------------------------------------------------------------------------------
68

--------------------------------------------------------------------------------
Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

      There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

      No compensation is paid by any of the Funds to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of a Fund. Each director not deemed an "interested person" is paid an annual fee of $500 by each Fund, and $350 for attendance at each meeting of each Fund.

      GVCAAF received $256,580 of dividends from other Guardian mutual funds.

--------------------------------------------------------------------------------
Note C -- Repurchase Agreements
--------------------------------------------------------------------------------

      Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Each Fund's Board of Directors has established standards to evaluate creditworthiness of broker-dealers and banks which engage in repurchase agreements with each Fund.

--------------------------------------------------------------------------------
Note D -- Reverse Repurchase Agreements
--------------------------------------------------------------------------------

      GBF, GVCAAF and GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time GBF, GVCAAF and GVCHYBF enter into a reverse repurchase agreement, the Funds establish and maintain cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily in a segregated account with the Funds' custodian. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them. Interest paid by GBF on reverse repurchase agreements for the six months ended June 30, 2001 amounted to $21,414.

      Information regarding transactions by GBF under reverse repurchase agreements is as follows:

Average amount oustanding during the period .......................  $6,000,000
Weighted average interest rate during the period ..................        2.28%

--------------------------------------------------------------------------------
Note E -- Dollar Roll Transactions
--------------------------------------------------------------------------------

      GBF, GVCAAF and GVCHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them.


--------------------------------------------------------------------------------
                                                                              69

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

--------------------------------------------------------------------------------
Note F -- Investment Transactions
--------------------------------------------------------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2001 were as follows:

                                                 GSF                  GVC500IF
                                                -----               -----------
Purchases ................................  $2,350,785,371          $52,857,261
Proceeds .................................  $2,653,063,451           $2,147,595

                                                GVCAAF                GVCHYBF
                                              ----------            -----------
Purchases ................................  $   23,598,240          $30,489,560
Proceeds .................................  $    6,844,698          $25,763,808

                                                 GBF
                                                -----
Purchases ................................  $  752,128,534
Proceeds .................................  $  724,490,062

      The cost of investments owned at June 30, 2001 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2001 for GSF, GVC500IF, GVCAAF, GVCHYBF and GBF were as follows:

                                                GSF                   GVC500IF
                                               -----                -----------
Gross Appreciation .......................  $  233,616,382         $ 24,239,484
Gross Depreciation .......................    (122,708,056)         (64,932,270)
                                            --------------         ------------
Net Unrealized Appreciation/(Depreciation)  $  110,908,326         $(40,692,786)
                                            ==============         ============
                                               GVCAAF                 GVCHYBF
                                             ----------             -----------
Gross Appreciation .......................  $       61,064         $    499,358
Gross Depreciation .......................        (734,280)          (2,714,670)
                                            --------------         ------------
Net Unrealized Depreciation ..............  $     (673,216)        $ (2,215,312)
                                            ==============         ============
                                                GBF
                                               -----
Gross Appreciation .......................  $    2,662,446
Gross Depreciation .......................      (2,496,762)
                                            --------------
   Net Unrealized Appreciation              $      165,684
                                            ==============


--------------------------------------------------------------------------------
70

--------------------------------------------------------------------------------
Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

--------------------------------------------------------------------------------
Note G -- Transactions in Capital Stock
--------------------------------------------------------------------------------

      There are 800,000,000 shares of $0.001 par value capital stock authorized for the Guardian Variable Contract Funds, Inc., divided into two classes, designated Class I and Class II shares. GSF Class I consists of 300,000,000 shares; GVC500IF Class I consists of 200,000,000 shares; GVCAAF Class I and GVCHYBF Class I each consist of 100,000,000 shares; and GSF Class II consists of 100,000,000 shares. There are 100,000,000 shares of $0.10 par value capital stock authorized for each of GBF and GCF. Through June 30, 2001, no Class II shares of GSF were sold. Transactions in capital stock were as follows:

                                           Six Months Ended              Year Ended       Six Months Ended              Year Ended
                                                    June 30,            December 31,               June 30,            December 31,
                                                       2001                    2000                   2001                   2000
                                                 (Unaudited)               (Audited)            (Unaudited)               (Audited)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Shares                                          Amount
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian Stock Fund
Shares sold                                       2,220,143               6,150,247           $  76,120,975           $ 334,877,079
Shares issued in reinvestment of
  dividends and distributions                       784,694              14,951,639              24,458,898             604,199,000
Shares repurchased                               (9,642,974)            (11,483,808)           (311,269,929)           (614,613,524)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                        (6,638,137)              9,618,078           $(210,690,056)          $ 324,462,555
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian VC 500 Index Fund
Shares sold                                       8,279,686              10,014,181           $  76,924,825           $ 110,068,245
Shares issued in reinvestment of
  dividends and distributions                       163,406                 302,724               1,467,386               3,067,405
Shares repurchased                                 (226,813)               (261,850)             (2,045,844)             (2,750,737)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase                                    8,216,279              10,055,055           $  76,346,367           $ 110,384,913
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian VC Asset Allocation Fund
Shares sold                                         945,031               1,061,518           $   8,868,124           $  11,487,547
Shares issued in reinvestment of
  dividends and distributions                       177,529                 390,191               1,572,906               3,920,937
Shares repurchased                                 (114,199)               (122,064)             (1,046,255)             (1,317,471)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase                                    1,008,361               1,329,645           $   9,394,775           $  14,091,013
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian VC High Yield Bond Fund
Shares sold                                       1,294,677                 312,625           $  11,830,702           $   2,944,132
Shares issued in reinvestment
  of dividends                                      147,753                 263,303               1,244,080               2,366,885
Shares repurchased                                 (975,302)                (38,841)             (8,765,470)               (373,386)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase                                    467,128                 537,087           $   4,309,312           $   4,937,631
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              71

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
----------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

                                           Six Months Ended              Year Ended       Six Months Ended              Year Ended
                                                    June 30,            December 31,               June 30,            December 31,
                                                       2001                    2000                   2001                   2000
                                                 (Unaudited)               (Audited)            (Unaudited)               (Audited)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Shares                                          Amount
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian Bond Fund
Shares sold                                       3,150,921               1,974,860           $  38,166,934           $  23,012,516
Shares issued in reinvestment of
   dividends                                        831,154               1,975,990               9,973,854              22,960,166
Shares repurchased                               (2,369,377)             (6,673,170)            (28,590,764)            (77,439,370)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                        1,612,698              (2,722,320)          $  19,550,024           $ (31,466,688)
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian Cash Fund
Shares sold                                      20,265,003              39,378,558           $ 202,650,033           $ 393,785,445
Shares issued in reinvestment of
   dividends                                      1,016,627               2,498,242              10,166,271              24,982,418
Shares repurchased                              (18,489,919)            (47,985,843)           (184,899,193)           (479,858,436)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                        2,791,711              (6,109,043)          $  27,917,111           $ (61,090,573)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Note H -- Line of Credit
--------------------------------------------------------------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30,2001, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.


--------------------------------------------------------------------------------
72